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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08415

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the quarter ended March 31, 2007. This one series has a June 30 fiscal year end.

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.3%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$1,124,057	$1,131,919
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,231,553	1,267,006
Ser. 2480, Class EH, 6.00%, 11/15/2031	85,535	85,351
Ser. 2802, Class IN, IO, 5.00%, 04/15/2020	2,526,511	25,644
Ser. 2912, Class MI, IO, 5.50%, 12/15/2020	2,763,205	53,662

		2,563,582

FLOATING-RATE 0.1%
FHLMC:
Ser. 1476, Class F, 5.14%, 02/15/2008	9,150	9,132
Ser. 1607, Class FA, 4.94%, 10/15/2013	13,669	13,457
Ser. 1625, Class FC, 5.29%, 12/15/2008	70,386	69,983
Ser. 2431, Class F, 5.82%, 03/15/2032	3,553	3,692
Ser. 2534, Class FI, 6.22%, 02/15/2032	128,157	130,766
FNMA, Ser. 1993-179, Class FB, 5.74%, 10/25/2023	160,915	162,591

		389,621

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $3,103,979)		2,953,203

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 16.8%
FIXED-RATE 6.8%
FHLMC 30 year, 6.50%, TBA #	15,000,000	15,295,320
FNMA:
7.00%, 08/01/2033 – 11/01/2033	3,270,542	3,385,717
7.50%, 01/01/2031 – 08/01/2033	2,268,461	2,373,479
8.00%, 12/01/2008	2,449	2,454
FNMA 30 year:
5.50%, TBA #	13,000,000	12,861,875
6.00%, TBA #	15,000,000	15,107,820
GNMA, 5.625%, 01/20/2019	209,928	215,497

		49,242,162

FLOATING-RATE 10.0%
FHLMC:
5.26%, 12/01/2033	4,752,840	4,884,114
5.87%, 12/01/2036 µ	14,900,805	15,039,233
6.11%, 10/01/2020	907,299	923,966
6.87%, 04/01/2032	1,569,778	1,634,939
7.85%, 03/25/2036 ##	31,516,305	33,762,403
FNMA:
5.49%, 02/01/2037	14,165,493	14,198,024
5.68%, 03/01/2035	1,172,837	1,190,324
6.04%, 01/01/2018	3,101	3,151

		71,636,154

Total Agency Mortgage-Backed Pass Through Securities (cost $120,112,732)		120,878,316

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.1%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,423,626	1,499,960
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	59,252	61,531
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	895,872	940,173
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	551,811	570,816
Ser. 2005-S001, Class 1B2, 6.17%, 09/25/2035	1,999,560	2,032,452
Ser. 2005-S001, Class 1B3, 6.52%, 09/25/2035	2,999,340	2,987,792

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $8,064,217)		8,092,724

1

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 18.8%
Acacia CDO, Ltd.:
Ser. 8A, Class C, FRN, 6.56%, 08/10/2045 144A	$4,000,000	$3,988,960
Ser. 10A, Class C, FRN, 6.63%, 09/07/2046 144A	10,000,000	10,027,900
Ser. 10A, Class D, FRN, 8.33%, 09/07/2046 144A	5,000,000	4,969,800
Altius Funding, Ltd., Ser. 2006-3A, Class C, FRN, 6.53%, 12/02/2041 144A	4,000,000	4,028,320
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%, 04/25/2033	6,486,879	6,384,356
Brascan Real Estate CDO, Ser. 2005-2A, Class D, FRN , 7.05%, 12/20/2040 144A	4,000,000	4,007,080
C-Bass, Ltd.:
Ser. 11A, Class D, FRN, 8.05%, 09/15/2039 144A	3,762,500	3,783,871
Ser. 13A, Class C, FRN, 6.43%, 03/17/2040 144A	1,500,000	1,502,130
Ser. 13A, Class D, FRN, 7.70%, 03/17/2040 144A	3,640,000	3,657,399
Ser. 15A, Class C, FRN, 6.61%, 02/16/2041 144A	4,500,000	4,511,610
Concord Real Estate CDO, Ltd., Ser. 2006-1A, Class A2, FRN, 5.66%, 12/25/2046 144A	4,250,000	4,248,853
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	158,491	158,883
First Franklin Mtge. Loan Net Interest Margin Corp., Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034 144A	2,686,056	2,682,564
Legg Mason Real Estate CDO, Ltd., Ser. 2006-1A, Class E, FRN, 6.15%, 03/25/2038 144A	1,299,000	1,311,016
Long Beach Asset Holdings Corp.:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 144A	41,701	41,445
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 144A	7,000,000	6,922,930
Ser. 2006-1, Class N1, 6.00%, 02/25/2046 144A	3,242,073	3,221,745
Ser. 2006-2, Class N1, 5.78%, 04/25/2046 144A	1,652,620	1,645,761
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	3,000,000	2,950,740
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A2, FRN, 6.06%, 07/07/2040 144A	4,669,224	4,698,687
Ser. 2005-1A, Class A3, FRN, 6.86%, 05/24/2035 144A	8,871,526	8,878,535
Ser. 2005-2A, Class A3, FRN, 6.86%, 11/05/2040 144A	8,264,385	8,257,360
Novastar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A	13,000,000	12,893,660
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%, 04/25/2026	154,498	154,747
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%, 08/25/2036 144A	4,189,624	4,172,195
Sandelman Realty Comml. Real Estate CDO, Ser. 2007-1A, Class A2, FRN, 5.74%, 03/23/2010 144A	10,000,000	9,993,000
Telos CLO, Ltd., Ser. 2006-1A, Class D, 7.08%, 10/11/2021 144A	4,000,000	4,107,160
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	12,000,000	12,136,200

Total Asset-Backed Securities (cost $135,195,289)		135,336,907

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.6%
FIXED-RATE 0.4%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%, 02/25/2033	2,853,654	2,855,480

FLOATING-RATE 2.2%
Commercial Mtge. Pass-Through Cert., Ser. 2002-FL7, Class G, 7.17%, 11/15/2014 144A	12,500,000	12,537,154
Pure Mtge. plc, Ser. 2004-LKD, Class C, 5.96%, 02/28/2034 144A	3,000,000	3,019,050

		15,556,204

Total Commercial Mortgage-Backed Securities (cost $18,311,248)		18,411,684

CORPORATE BONDS 0.7%
FINANCIALS 0.7%
Diversified Financial Services 0.7%
Emigrant Capital Trust I, FRN, 7.15%, 12/10/2033 144A (cost $5,012,172)	5,000,000	5,070,250

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.3%
WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
Floating-Rate 1.3%
Crusade Global Trust, Ser. 2006-2, Class A3, 6.50%, 11/15/2037 AUD (cost $8,892,275)	11,820,901	9,595,868

REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.4%
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%,
10/25/2034 144A	$2,911,190	3,018,526
Washington Mutual, Inc., Ser. 2004-RP1, Class 2A, 6.16%, 01/25/2034 144A	7,189,646	7,469,395

Total Reperforming Mortgage-Backed Pass Through Securities (cost $10,413,591)		10,487,921

2

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 14.2%
FIXED-RATE 8.7%
ChaseFlex Trust, Ser. 2005-2, Class 5A2, 5.50%, 06/25/2035	$925,676	$920,492
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	2,117,765	2,117,426
GS Mtge. Securities Corp.:
Ser. 2006-NIM3, Class N1, 6.41%, 06/25/2046 144A	6,114,903	6,115,637
Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	3,671,553	3,670,929
GSMPS Mtge. Loan Trust:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	4,022,433	4,200,224
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	3,311,165	3,445,598
GSR Mtge. Loan Trust, Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	878,794	855,848
Harborview Net Interest Margin Corp.:
Ser. 2006-7A, Class N1, 6.41%, 09/19/2036 144A	1,047,111	1,047,635
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	1,812,511	1,811,387
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A	5,000,000	4,996,900
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 144A	2,498,484	2,489,290
Ser. 2007-1A, Class N2, 8.35%, 03/19/2037 144A	13,700,000	13,593,414
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR6, Class N1, 6.65%, 06/25/2046 144A	5,276,080	5,283,413
Rali Net Interest Margin Corp.:
Ser. 2006-Q04, Class N1, 6.05%, 05/25/2046 144A	2,424,327	2,425,200
Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A	1,650,000	1,651,106
Sharps SP I, LLC Net Interest Margin Trust, Ser. 2006-AHM3, Class N1, 7.00%, 10/25/2046 144A	3,560,119	3,598,639
Structured Asset Securities Corp.:
Ser. 2003-8, Class 1B1, 5.00%, 04/25/2018	478,014	462,842
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	368,810	347,658
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	9,930,836	2,120,777
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%, 02/25/2033	1,323,795	1,309,180

		62,463,595

FLOATING-RATE 5.5%
Adjustable Rate Mtge. Trust, Ser. 2006-3, Class 2A1, 5.92%, 08/25/2036	8,609,697	8,679,694
Citigroup Mtge. Loan Trust, Ser. 2006-AR6, Class 1A1, 6.08%, 08/25/2036	7,264,463	7,307,033
Countrywide Home Loans:
Ser. 2004-29, Class 3A1, 6.17%, 02/25/2035	823,474	832,458
Ser. 2004-HYB8, Class 1-M1, 7.19%, 01/20/2035	5,215,176	5,334,238
DSLA Net Interest Margin Corp., Ser. 2006-1, Class N1, 5.93%, 04/20/2046 144A	1,693,028	1,693,688
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 3.25%, 02/25/2035	1,815,668	1,748,361
IndyMac INDX Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, IO, 0.72%, 01/25/2035	73,572,179	2,678,487
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.18%, 09/25/2036	4,535,986	4,602,937
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 5.72%, 09/25/2017	256,830	256,943
Structured Asset Securities Corp., Ser. 2006-RF3, Class 2A, 5.78%, 10/25/2036 144A	3,056,429	3,086,260
Washington Mutual, Inc., Ser. 2004-AR6, Class B2, 6.48%, 05/25/2044	3,259,330	3,312,457

		39,532,556

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $104,826,570)		101,996,151

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 12.3%
FIXED-RATE 1.3%
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 144A	1,208,378	1,212,692
First Horizon Mtge. Pass-Through Trust, Ser. 2005-2, Class 3A2, 11.51%, 10/25/2032	1,540,808	1,817,013
MASTR Adjustable Rate Mtge. Trust, Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	181,312	179,047
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	18,969	19,146
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 144A	1,193,660	1,161,909
Structured Asset Securities Corp., Ser. 2006-RF4, Class 2A2, 6.00%, 10/25/2036 144A	5,124,220	5,146,408

		9,536,215

FLOATING-RATE 11.0%
Bear Stearns Alternative Loan Trust, Ser. 2003-6, Class 4A, 5.61%, 01/25/2034	2,175,478	2,173,956
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 7.43%, 11/25/2034	7,563,044	7,787,213
Ser. 2004-HYB8, Class 5A1, 6.62%, 01/20/2035	4,520,046	4,675,083

3

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 6.80%, 12/19/2039	$117,945	$118,670
Ser. 2003-AR20, Class A4, 4.63%, 08/25/2033	3,105,427	3,077,167
Ser. 2004-AR2, Class 3A1, 5.16%, 03/25/2034	808,352	805,374
Ser. 2004-FL1, Class E, 7.57%, 05/15/2014 144A	2,000,000	2,003,084
Ser. 2004-TF2A, Class G, 5.87%, 11/15/2019 144A	1,473,225	1,474,487
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 1.34%, 03/19/2045	60,806,836	2,783,813
Ser. 2005-AR2, Class X2, IO, 1.32%, 03/19/2045	133,930,857	6,344,305
Housing Securities, Inc., Ser. 92-Sl, Class A2, 7.75%, 05/25/2016	165,316	166,190
IndyMac INDX Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.47%, 04/25/2035	1,759,523	1,758,133
Ser. 2005-AR8, Class AX2, IO, 1.45%, 04/25/2035	100,713,909	3,524,987
Ser. 2006-AR4, Class M6, 7.07%, 05/25/2046	4,000,000	4,052,240
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class 4A1, 6.11%, 01/25/2034	2,467,588	2,479,482
Ser. 2004-8, Class 7A1, 5.43%, 09/25/2034	4,455,515	4,443,930
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	21,233,922	21,313,549
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,556,729	4,555,225
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.94%, 03/25/2035	44,576,978	574,625
Structured Asset Securities Corp.:
Ser. 2003-37A, Class 7A, 7.19%, 12/25/2033	61,961	62,032
Ser. 2003-40A, Class 5A, 5.54%, 01/25/2034	4,633,921	4,651,623

		78,825,168

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $95,263,006)		88,361,383

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 30.5%
FIXED-RATE 9.2%
Countrywide Alternative Loan Trust:
Ser. 2002-7, Class M, 7.00%, 08/25/2032	8,006,734	8,146,212
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,525,236	2,562,180
Ser. 2002-18, Class M, 6.00%, 02/25/2033	5,539,352	5,575,580
Ser. 2002-28, Class M, 6.50%, 10/25/2032	4,489,027	4,616,785
Countrywide Home Loans, Inc., Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,814,851	2,851,950
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033	4,654,802	4,575,345
Ser. 2004-2, 5.25%, 03/25/2034	10,328,591	10,136,480
Ser. 2004-3, 5.00%, 03/25/2034	6,262,901	6,062,927
Ser. 2005-2, 4.75%, 03/28/2034	6,587,694	6,429,128
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class B3, 4.78%, 07/25/2034	8,834,777	8,598,358
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.09%, 09/25/2032	1,604,754	1,638,421
Ser. 2002-17, Class B2, 6.09%, 09/25/2032	3,284,757	3,343,094
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,786,168	1,830,162

		66,366,622

FLOATING-RATE 21.3%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 7.40%, 06/20/2035 ##	11,844,071	12,196,077
Ser. 2005-E, Class DB2, 7.40%, 06/20/2035	3,915,719	4,021,013
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 7.49%, 07/20/2032	453,729	462,613
Ser. 2002-K, Class B4, 6.41%, 10/20/2032 144A	377,673	381,699
Ser. 2004-G, Class B3, 4.55%, 08/25/2034	4,470,175	4,368,076
Ser. 2004-H, Class B2, 4.45%, 09/25/2034	3,829,800	3,752,783
Ser. 2004-H, Class B3, 4.45%, 09/25/2035	2,061,671	2,003,615
Ser. 2004-I, Class B3, 4.52%, 10/25/2035	1,917,381	1,861,623

4

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 7.19%, 01/20/2035	$3,544,888	$3,595,686
Ser. 2004-HYB8, Class 1B2, 7.19%, 01/20/2035	2,711,094	2,691,221
Ser. 2004-HYB8, Class 1M2, 7.19%, 01/20/2035	2,060,903	2,101,771
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR5, Class 1A2, 7.24%, 01/25/2033	43,487	43,905
Ser. 2003-AR5, Class 2A3, 5.17%, 01/25/2033	310,106	310,068
Ser. 2003-AR9, Class 1A3, 7.19%, 03/25/2033	33,033	33,421
Ser. 2003-AR15, Class 2A2, 4.78%, 06/25/2033	1,048,742	1,048,322
Ser. 2003-AR18, Class 2A4, 4.74%, 07/25/2033	469,715	467,423
Ser. 2003-AR24, Class 2A4, 6.32%, 09/25/2033	4,660,800	4,753,503
Ser. 2003-AR26, Class 9M1, 6.17%, 10/25/2033	4,648,500	4,770,058
Ser. 2003-AR28, Class 6M1, 6.17%, 12/25/2033	8,281,000	8,500,281
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B2, 5.33%, 11/19/2034	1,889,171	1,924,158
Ser. 2004-7, Class B3, 5.33%, 11/19/2034	4,882,884	4,902,953
Ser. 2005-8, Class 2B3, 7.33%, 02/19/2035	8,783,318	8,817,749
Ser. 2005-8, Class 2B4, 7.33%, 02/19/2035	5,779,002	5,677,291
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A	14,080,000	14,067,750
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 6.33%, 02/28/2033 144A	4,122,338	4,096,069
Ser. 2004-2, Class M-3, 6.33%, 02/28/2033 144A	5,167,238	5,089,789
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.72%, 02/25/2034	2,614,114	2,571,489
Ser. 2004-15, Class B3, 5.38%, 12/25/2034	4,080,482	3,993,731
MortgageIT Trust:
Ser. 2005-4, Class B1, 6.42%, 10/25/2035	776,796	788,790
Ser. 2005-4, Class B2, 7.07%, 10/25/2035	776,796	786,172
Ser. 2005-4, Class M3, 5.89%, 10/25/2035	2,330,389	2,367,465
Ser. 2005-4, Class M4, 5.97%, 10/25/2035	1,247,535	1,267,820
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.87%, 10/25/2034	6,314,764	6,167,188
Ser. 2004-16, Class B6, 5.26%, 11/25/2034	7,483,819	7,340,803
Ser. 2005-12, Class B4, 5.54%, 06/25/2035	2,724,605	2,712,126
Ser. 2005-12, Class B6, 5.54%, 06/25/2035	2,857,245	2,784,243
Ser. 2006-7, Class 1A2, 5.82%, 08/25/2036	5,685,799	5,708,656
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 6.32%, 12/19/2033	1,516,562	1,524,760
Structured Asset Securities Corp., Ser. 2002-8A, Class B1, 7.77%, 05/25/2032	1,420,494	1,424,713
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 6.38%, 04/25/2044	5,935,564	6,046,974
Ser. 2004-AR2, Class B2, 6.38%, 04/25/2044	5,143,468	5,223,758
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.15%, 02/25/2033	584,308	582,520

		153,230,125

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $218,317,890)		219,596,747

YANKEE OBLIGATIONS – CORPORATE 8.0%
FINANCIALS 8.0%
Diversified Financial Services 8.0%
Preferred Term Securities, Ltd., FRN:
6.92%, 03/24/2034 144A	1,000,000	1,020,300
6.92%, 06/24/2034 144A	16,000,000	16,332,320
6.95%, 12/22/2036 144A	9,000,000	9,041,490
6.97%, 12/24/2033 144A	15,400,000	15,726,942
7.27%, 01/03/2033 144A	10,000,000	10,125,200
Regional Diversified Funding, FRN, 6.68%, 01/25/2036 144A	5,000,000	5,021,650

Total Yankee Obligations-Corporate (cost $56,858,061)		57,267,902

5

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

PREFERRED STOCKS 1.3%
FINANCIALS 1.3%
Thrifts & Mortgage Finance 1.3%
Fannie Mae, Ser. O, Var. Rate Pfd. (cost $10,106,500)	180,000	$9,495,000

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $607,960)	607,960	607,960

Total Investments (cost $795,085,490) 109.5%		788,152,016
Other Assets and Liabilities (9.5%)		(68,704,592)

Net Assets 100.0%		$719,447,424

#	When-issued or delayed delivery security
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AUD	Australian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

At March 31, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$14,151,906	UBS Warburg	5.46%	04/02/2007

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $795,085,490. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,619,134 and $12,552,608, respectively, with a net unrealized depreciation of $6,933,474.

6

Item 2 - Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:  ________________________________
          Dennis H. Ferro,
          Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  ________________________________
          Dennis H. Ferro,
          Principal Executive Officer

Date: May 29, 2007

By:  ________________________________
          Kasey Phillips
          Principal Financial Officer

Date: May 29, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Kasey Phillips, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Fixed Income Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:  May 29, 2007

____________________________________ Kasey Phillips Principal Financial Officer Evergreen Fixed Income Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Fixed Income Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:  May 29, 2007

____________________________________ Dennis H. Ferro Principal Executive Officer Evergreen Fixed Income Trust